JPMorgan International Research Enhanced Equity ETF
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.3%
Australia — 7.3%
ANZ Group Holdings Ltd.	1,102,607	20,977,147
BHP Group Ltd.	2,224,910	61,796,756
Brambles Ltd.	950,717	9,692,251
Commonwealth Bank of Australia	557,958	50,277,687
Dexus, REIT	1,543,221	7,115,107
Glencore plc	971,888	5,392,853
Goodman Group, REIT	1,355,381	31,290,469
GPT Group (The), REIT	1,639,878	4,995,102
Insurance Australia Group Ltd.	3,075,231	14,877,678
Macquarie Group Ltd.	180,021	24,775,516
Medibank Pvt Ltd.	5,971,268	15,545,271
Mirvac Group, REIT	10,572,435	14,886,073
National Australia Bank Ltd.	1,232,621	31,131,901
QBE Insurance Group Ltd.	2,120,314	25,024,057
Rio Tinto Ltd.	705,061	54,178,375
Rio Tinto plc	357,187	23,228,914
Santos Ltd.	4,157,001	21,670,060
Transurban Group	1,155,546	9,861,194
Wesfarmers Ltd.	308,471	14,887,503
Westpac Banking Corp.	1,311,070	25,621,984
Woodside Energy Group Ltd.	534,494	9,692,951
Woolworths Group Ltd.	961,794	21,701,132
		498,619,981
Belgium — 0.6%
Anheuser-Busch InBev SA	364,951	21,668,669
KBC Group NV	285,218	22,060,450
		43,729,119
China — 0.3%
Prosus NV	562,103	19,608,009
Denmark — 3.4%
Carlsberg A/S, Class B	242,361	29,266,783
Novo Nordisk A/S, Class B	1,553,020	205,764,121
		235,030,904
Finland — 0.8%
Nokia OYJ	1,378,853	5,418,761
Nordea Bank Abp	4,057,521	47,514,397
		52,933,158
France — 12.0%
Air Liquide SA	461,507	84,205,902
Airbus SE	275,991	41,764,817
AXA SA	209,517	7,356,108
BNP Paribas SA	782,141	53,587,419
Capgemini SE	280,983	55,781,723
Cie Generale des Etablissements Michelin SCA	696,630	27,578,799
Dassault Systemes SE	514,717	19,512,289
Engie SA	3,094,410	48,644,640

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Hermes International SCA	4,241	9,268,007
Kering SA	20,278	6,228,145
Legrand SA	525,836	56,814,966
L'Oreal SA	57,387	24,816,886
LVMH Moet Hennessy Louis Vuitton SE	163,830	115,559,523
Orange SA	2,625,357	29,134,302
Pernod Ricard SA	208,458	27,893,185
Safran SA	311,796	68,499,298
Societe Generale SA	1,210,593	31,399,131
TotalEnergies SE	652,925	44,050,462
Vinci SA	571,479	65,216,027
		817,311,629
Germany — 8.0%
adidas AG	85,663	21,466,923
Allianz SE (Registered)	329,019	92,673,272
BASF SE	74,120	3,450,818
Bayer AG (Registered)	296,015	8,806,653
Deutsche Post AG	892,630	39,816,243
Deutsche Telekom AG (Registered)	2,428,192	63,515,416
E.ON SE	3,681,487	51,625,968
Infineon Technologies AG	1,315,156	45,686,107
Mercedes-Benz Group AG	163,880	10,833,202
Merck KGaA	36,505	6,522,435
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	79,006	38,912,419
RWE AG	319,963	11,941,309
SAP SE	413,864	87,499,258
Siemens AG (Registered)	300,806	55,076,709
Symrise AG	31,254	3,938,985
Zalando SE * (a)	262,282	6,720,789
		548,486,506
Hong Kong — 1.6%
AIA Group Ltd.	5,473,000	36,608,136
CK Asset Holdings Ltd.	2,549,344	9,741,225
CLP Holdings Ltd.	651,000	5,587,287
Hong Kong Exchanges & Clearing Ltd.	648,100	19,117,034
Link, REIT	1,195,000	5,041,732
Prudential plc	1,625,041	14,665,006
Sun Hung Kai Properties Ltd.	1,085,500	9,398,827
Techtronic Industries Co. Ltd.	746,500	9,560,197
		109,719,444
Ireland — 0.4%
Kingspan Group plc	323,484	30,266,542
Italy — 1.4%
Enel SpA	1,180,819	8,430,076

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Italy — continued
FinecoBank Banca Fineco SpA	1,801,107	30,576,003
UniCredit SpA	1,436,444	59,001,512
		98,007,591
Japan — 23.3%
Ajinomoto Co., Inc.	800,600	32,972,930
Asahi Group Holdings Ltd.	613,800	22,595,944
Asahi Kasei Corp.	1,402,700	10,115,240
Bridgestone Corp.	773,000	31,518,027
Daiichi Sankyo Co. Ltd.	1,576,400	64,203,133
Daikin Industries Ltd.	236,483	34,291,616
Denso Corp.	1,852,600	30,380,812
Dentsu Group, Inc.	1,016,800	26,887,467
East Japan Railway Co.	877,200	16,713,648
Hitachi Ltd.	3,217,000	69,508,698
Honda Motor Co. Ltd.	566,216	6,049,778
Hoya Corp.	351,300	44,018,174
ITOCHU Corp.	1,138,300	58,375,960
Kao Corp.	308,900	13,526,633
Keyence Corp.	127,000	55,532,069
Konami Group Corp.	254,100	19,118,390
Kyowa Kirin Co. Ltd.	1,465,000	30,900,668
Lasertec Corp.	41,900	7,434,454
Mitsubishi Corp.	1,241,500	25,639,524
Mitsubishi UFJ Financial Group, Inc.	2,474,050	28,576,150
Mitsui & Co. Ltd.	1,276,600	29,622,083
Mitsui Fudosan Co. Ltd.	3,697,200	38,302,477
Murata Manufacturing Co. Ltd.	1,678,800	37,349,909
Nintendo Co. Ltd.	255,400	14,112,997
Nippon Paint Holdings Co. Ltd.	506,700	3,234,507
Nippon Steel Corp.	202,300	4,392,419
Nippon Telegraph & Telephone Corp.	32,060,400	34,167,195
Nomura Research Institute Ltd.	611,000	18,862,617
ORIX Corp.	1,304,200	31,548,144
Osaka Gas Co. Ltd.	510,400	11,552,473
Otsuka Corp.	1,093,300	24,236,033
Pan Pacific International Holdings Corp.	898,800	23,448,998
Recruit Holdings Co. Ltd.	686,900	39,389,107
Renesas Electronics Corp.	1,608,100	27,697,709
Sekisui House Ltd.	215,500	5,399,643
Shimadzu Corp.	264,600	7,804,193
Shimano, Inc.	99,900	17,722,677
Shin-Etsu Chemical Co. Ltd.	1,414,800	62,860,536
Shionogi & Co. Ltd.	305,400	13,434,266
Shiseido Co. Ltd.	153,400	4,793,971
SoftBank Group Corp.	178,000	10,878,012
Sony Group Corp.	669,315	59,447,648
Sumitomo Electric Industries Ltd.	1,807,100	27,336,142

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Sumitomo Metal Mining Co. Ltd.	689,500	21,025,681
Sumitomo Mitsui Financial Group, Inc.	995,900	71,916,854
Suzuki Motor Corp.	2,821,500	32,425,198
T&D Holdings, Inc.	1,645,400	30,844,249
Taisei Corp.	246,100	10,452,199
Takeda Pharmaceutical Co. Ltd.	149,700	4,202,721
Terumo Corp.	1,882,800	33,755,524
Tokio Marine Holdings, Inc.	1,590,000	62,380,696
Tokyo Electron Ltd.	296,000	61,937,259
Toyota Motor Corp.	4,661,000	89,541,348
		1,594,434,800
Macau — 0.1%
Sands China Ltd. *	2,644,000	4,956,532
Netherlands — 5.0%
Adyen NV * (a)	9,823	12,015,880
ASML Holding NV	196,194	182,690,239
Heineken NV	379,875	33,710,395
Koninklijke Ahold Delhaize NV	593,707	19,126,393
Koninklijke KPN NV	9,229,796	36,367,110
NN Group NV	770,119	38,647,793
Wolters Kluwer NV	119,672	20,034,216
		342,592,026
Singapore — 1.2%
DBS Group Holdings Ltd.	1,680,031	46,038,621
Oversea-Chinese Banking Corp. Ltd.	1,149,200	12,791,349
Sea Ltd., ADR *	174,767	11,482,192
United Overseas Bank Ltd.	556,300	13,489,543
		83,801,705
South Korea — 0.1%
Delivery Hero SE * (a) (b)	132,353	2,944,615
Spain — 2.1%
Banco Bilbao Vizcaya Argentaria SA	1,637,189	17,159,733
Banco Santander SA	14,133,545	68,182,351
Iberdrola SA	1,685,082	22,256,903
Industria de Diseno Textil SA	673,784	32,738,407
		140,337,394
Sweden — 2.3%
Atlas Copco AB, Class A	4,254,093	75,712,895
Sandvik AB	1,000,560	20,483,289
Volvo AB, Class B	2,506,933	63,978,840
		160,175,024
Switzerland — 5.2%
Cie Financiere Richemont SA (Registered)	298,673	45,557,003
Givaudan SA (Registered)	2,171	10,651,048
Julius Baer Group Ltd.	189,910	10,393,328

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Switzerland — continued
Lonza Group AG (Registered)	94,312	62,803,269
Novartis AG (Registered)	697,335	77,842,005
Sandoz Group AG	882,543	38,278,764
SGS SA (Registered)	237,834	26,003,171
Sika AG (Registered)	18,134	5,505,775
UBS Group AG (Registered)	875,714	26,534,724
Zurich Insurance Group AG	88,250	48,517,228
		352,086,315
United Kingdom — 12.5%
3i Group plc	1,722,540	69,299,043
AstraZeneca plc	853,255	135,557,375
Barclays plc	17,419,262	52,088,932
Berkeley Group Holdings plc	560,464	36,588,437
British American Tobacco plc	679,529	24,110,390
Centrica plc	22,583,021	38,503,512
DCC plc	117,341	8,084,205
Diageo plc	720,759	22,426,405
HSBC Holdings plc	6,404,903	58,246,844
InterContinental Hotels Group plc	286,561	28,869,782
Intertek Group plc	79,142	5,139,321
Lloyds Banking Group plc	63,891,802	48,810,151
London Stock Exchange Group plc	177,928	21,658,416
National Grid plc	1,673,138	21,229,075
Next plc	62,182	7,267,816
Reckitt Benckiser Group plc	310,219	16,687,812
RELX plc	1,940,963	91,608,627
SSE plc	2,122,599	51,370,722
Standard Chartered plc	1,965,068	19,411,500
Taylor Wimpey plc	5,636,699	11,556,223
Tesco plc	9,471,745	40,392,001
Unilever plc	714,259	43,758,950
		852,665,539
United States — 11.7%
BP plc	14,741,268	87,137,291
CSL Ltd.	195,480	39,675,244
Ferrovial SE	424,400	16,876,599
GSK plc	2,866,642	55,666,708
Nestle SA (Registered)	1,512,964	153,252,138
Roche Holding AG	418,994	135,653,335
Sanofi SA	306,573	31,605,388
Schneider Electric SE	393,033	94,734,811
Shell plc	3,813,233	139,045,287
Stellantis NV	2,813,677	46,887,326
		800,534,127
Total Common Stocks (Cost $5,576,506,231)		6,788,240,960

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.4%
Investment Companies — 0.4%
JPMorgan Prime Money Market Fund Class IM Shares, 5.38% (c) (d)(Cost $28,081,054)	28,076,155	28,084,578
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (c) (d)	993,101	993,200
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (c) (d)	825,726	825,726
Total Investment of Cash Collateral from Securities Loaned (Cost $1,818,926)		1,818,926
Total Short-Term Investments (Cost $29,899,980)		29,903,504
Total Investments — 99.7% (Cost $5,606,406,211)		6,818,144,464
Other Assets Less Liabilities — 0.3%		21,327,487
NET ASSETS — 100.0%		6,839,471,951

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2024. The total value of securities on loan at July 31, 2024 is $1,764,371.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2024.

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	11.9%
Pharmaceuticals	11.9
Insurance	6.2
Semiconductors & Semiconductor Equipment	4.8
Oil, Gas & Consumable Fuels	4.4
Textiles, Apparel & Luxury Goods	2.9
Food Products	2.7
Automobiles	2.7
Chemicals	2.7
Professional Services	2.7
Capital Markets	2.5
Metals & Mining	2.5
Machinery	2.5
Diversified Telecommunication Services	2.4
Multi-Utilities	2.3
Beverages	2.3
Electrical Equipment	2.2
Industrial Conglomerates	1.9
Automobile Components	1.7
Trading Companies & Distributors	1.7
Household Durables	1.7
Aerospace & Defense	1.6
Software	1.6
Electronic Equipment, Instruments & Components	1.5
IT Services	1.4
Construction & Engineering	1.4
Electric Utilities	1.3
Personal Care Products	1.3
Consumer Staples Distribution & Retail	1.2
Health Care Equipment & Supplies	1.1
Broadline Retail	1.0
Others (each less than 1.0%)	9.6
Short-Term Investments	0.4

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$498,619,981	$—	$498,619,981
Belgium	—	43,729,119	—	43,729,119
China	—	19,608,009	—	19,608,009
Denmark	—	235,030,904	—	235,030,904
Finland	—	52,933,158	—	52,933,158
France	—	817,311,629	—	817,311,629
Germany	—	548,486,506	—	548,486,506
Hong Kong	—	109,719,444	—	109,719,444

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Ireland	$—	$30,266,542	$—	$30,266,542
Italy	—	98,007,591	—	98,007,591
Japan	—	1,594,434,800	—	1,594,434,800
Macau	—	4,956,532	—	4,956,532
Netherlands	—	342,592,026	—	342,592,026
Singapore	11,482,192	72,319,513	—	83,801,705
South Korea	—	2,944,615	—	2,944,615
Spain	—	140,337,394	—	140,337,394
Sweden	—	160,175,024	—	160,175,024
Switzerland	—	352,086,315	—	352,086,315
United Kingdom	—	852,665,539	—	852,665,539
United States	—	800,534,127	—	800,534,127
Total Common Stocks	11,482,192	6,776,758,768	—	6,788,240,960
Short-Term Investments
Investment Companies	28,084,578	—	—	28,084,578
Investment of Cash Collateral from Securities Loaned	1,818,926	—	—	1,818,926
Total Short-Term Investments	29,903,504	—	—	29,903,504
Total Investments in Securities	$41,385,696	$6,776,758,768	$—	$6,818,144,464
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.38% (a) (b)	$182,533,672	$494,585,400	$649,031,918	$28,520	$(31,096)	$28,084,578	28,076,155	$4,071,736	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (a) (b)	12,000,000	354,500,000	365,506,799	(1)	—	993,200	993,101	977,862	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	1,828,971	143,223,984	144,227,229	—	—	825,726	825,726	153,010	—
Total	$196,362,643	$992,309,384	$1,158,765,946	$28,519	$(31,096)	$29,903,504		$5,202,608	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.